Expense Example - FidelityFlexUSBondIndexFund-PRO - FidelityFlexUSBondIndexFund-PRO - Fidelity Flex U.S. Bond Index Fund - Fidelity Flex U.S. Bond Index Fund	Oct. 30, 2024 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none